HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Accounts receivables and other	$ 16,931	$ 11,973
Investment properties	84,309	56,870	$ 54,172
Property, plant and equipment	67,294	53,005
Equity accounted investments	33,647	31,994	24,977
Deferred income tax assets	2,732	1,464
Non-current assets or disposal groups classified as held for sale	2,185	1,605
Liabilities
Accounts payable and other	23,989	17,965
Non-recourse borrowings of managed entities	111,809	72,730
Property-specific borrowings	103,209	63,721
Subsidiary borrowings	8,600	9,009
Deferred income tax liabilities	12,236	11,409
Liabilities associated with assets classified as held for sale	812	1,424
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	21	20
Accounts receivables and other	112	44
Investment properties	617	1,007
Property, plant and equipment	779	490
Equity accounted investments	568	0
Other long-term assets	88	44
Liabilities
Accounts payable and other	193	212
Non-recourse borrowings of managed entities	619	1,212
Real Estate
Assets
Property, plant and equipment	7,652	5,779	$ 5,652
Equity accounted investments	22,949	19,597
Liabilities
Property-specific borrowings	63,494	37,235
Subsidiary borrowings	2,504	3,214
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	13
Accounts receivables and other	4
Investment properties	617
Property, plant and equipment	0
Equity accounted investments	568
Other long-term assets	0
Assets classified as held for sale	1,202
Liabilities
Accounts payable and other	11
Non-recourse borrowings of managed entities	259
Liabilities associated with assets classified as held for sale	270
Renewable Power
Assets
Property, plant and equipment	38,871	33,590
Equity accounted investments	685	509
Liabilities
Property-specific borrowings	14,233	14,230
Subsidiary borrowings	2,328	1,665
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	8
Accounts receivables and other	75
Investment properties	0
Property, plant and equipment	749
Equity accounted investments	0
Other long-term assets	88
Assets classified as held for sale	920
Liabilities
Accounts payable and other	173
Non-recourse borrowings of managed entities	360
Liabilities associated with assets classified as held for sale	533
Private Equity
Assets
Equity accounted investments	1,943	2,387
Liabilities
Property-specific borrowings	10,820	2,898
Subsidiary borrowings	52	$ 380
Private Equity | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivables and other	33
Investment properties	0
Property, plant and equipment	30
Equity accounted investments	0
Other long-term assets	0
Assets classified as held for sale	63
Liabilities
Accounts payable and other	9
Non-recourse borrowings of managed entities	0
Liabilities associated with assets classified as held for sale	$ 9